Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Grant revenue	$ 2,347,250	$ 1,407,868	$ 7,144,872	$ 0
Operating expenses:
Research and development	2,814,258	1,833,274	8,438,499	1,336,469
General and administrative	2,127,930	1,000,913	6,519,268	2,139,065
Total operating expenses	4,942,188	2,834,187	14,957,767	3,475,534
Loss from operations	(2,594,938)	(1,426,319)	(7,812,895)	(3,475,534)
Other income (expense):
Other income (expense)	(30)	856,579	5,421,592	(2,389,152)
Interest income	80,633	35,404	219,430	62,226
Total other income (expense)	80,603	891,983	5,641,022	(2,327,513)
Net income (loss)	$ (2,514,335)	$ (534,336)	$ (2,171,873)	$ (5,803,047)
Earnings Per Share [Abstract]
Net income (loss) per share of common stock - basic (in dollars per share)	$ (0.41)	$ (1.03)	$ (0.82)	$ (11.2)
Weighted average shares outstanding - basic (in shares)	6,170,501	518,140	2,661,416	518,140